As filed with the Securities and Exchange Commission on August 11, 2003

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act file number 811-08769
                                                     ---------

                               Badgley Funds, Inc.
                               -------------------
               (Exact name of registrant as specified in charter)



                  P.O. Box 701, Milwaukee, Wisconsin 53201-0701
                  ----------------------------------------------
               (Address of principal executive offices) (Zip code)



       Kirkland & Ellis, LLP, 200 East Randolph Street, Chicago, IL 60601
       ------------------------------------------------------------------
                     (Name and address of agent for service)



                         1-877-BADGLEY (1-877-223-4539)
                        --------------------------------
               (Registrant's telephone number, including area code)



Date of fiscal year end: May 31, 2003
                         ------------



Date of reporting period:  May 31, 2003
                           ------------




Item 1. Reports to Stockholders.


                                                          ANNUAL REPORT
                                                          MAY 31, 2003

                                                            Badgley
                                                             Funds,
                                                              Inc.

                                                      Badgley Growth Fund
                                                      Badgley Balanced Fund




                                                      Badgley Funds
                                                      [LOGO]
                                                      www.badgleyfunds.com


                                 ANNUAL REPORT
                                  May 31, 2003


                                     [LOGO]

                              Badgley Funds, Inc.

                                     [LOGO]
                              Badgley Growth Fund
                                  Ticker BMFGX

                                     [LOGO]
                             Badgley Balanced Fund
                                  Ticker BMFBX

     P.O. Box 701, Milwaukee, Wisconsin 53201-0701      1-877-BADGLEY
                              www.badgleyfunds.com

                                TABLE OF CONTENTS

                                ---------------------------------------------
                                3        Letter to Shareholders
                                4        Performance Graphs
                                6        Statements of Assets and Liabilities
                                7        Statements of Operations
                                8        Statements of Changes in Net Assets
                                10       Financial Highlights
                                12       Schedule of Investments
                                21       Notes to the Financial Statements
                                25       Report of Independent Auditors
                                26       Directors and Officers
                                ----------------------------------------------

                              Badgley Funds, Inc.
                                 ANNUAL REPORT
                                  May 31, 2003

Dear Fellow Shareholders:

     Thank you for your investment in the Badgley Funds, Inc. We sincerely appreciate the trust and confidence you continue to place in our mutual funds and in the team of portfolio managers at the Funds' investment adviser, Seattle-based Badgley, Phelps and Bell, Inc. (BP&B), who guide our Funds' portfolios.
     This Annual Report reviews the activities of the Badgley Growth Fund (BMFGX) and the Badgley Balanced Fund (BMFBX) for the twelve months ended May 31, 2003. As they have done since the inception of our Funds in 1998, PricewaterhouseCoopers LLP audited our financial statements this year.

Staying the Course.
     The total returns for the Funds for the twelve months ended May 31, 2003 were -14.16% for the Badgley Growth Fund and -1.33% for the Badgley Balanced Fund. Benchmark performance for the same period was -8.06 % for the S&P 500 Index and 11.87 % for the Lehman Brothers Intermediate Gov't./Credit Bond Index. Please refer to the graphs in the following pages for more detailed performance information.
     While we are disappointed with the equity performance in each of the Funds over the past twelve months, we understand the performance to be heavily influenced by the current market cycle, and to be little influenced by the success of the companies selected by the adviser for our Funds. It is for this reason that the adviser will not be changing its equity strategy, but will adhere to the investment principles that have done so well for its clients over the past 37 years and have been implemented in the Funds since inception.
     Our investment adviser believes that, over time, the price of a stock trends a company's earnings. This means that for each Fund the adviser seeks to purchase quality companies with earnings that can consistently grow through most expected economic environments. However, at the early stage of an economic cycle such as we have witnessed for the past two quarters, the market tends to favor companies whose earnings are leveraged to the sudden resumption of economic activity, e.g. cyclical stocks, momentum stocks and lower quality industrial stocks. Since these periods tend to be short-lived and cannot be easily timed, the adviser does not change its investment style in anticipation of such "rotations", but understands that over a complete cycle, their companies grow faster than the overall market with little more statistical risk. Therefore, the adviser looks at the current environment as a buying opportunity, and not as a cause for fundamental concern.
     Annualized portfolio turnover rates stepped down slightly this year compared to last, and continue to remain lower than comparable growth and balanced mutual funds. Turnover rates for the twelve months ended May 31, 2003, which have an impact on taxable accounts and a smaller impact on fund expenses, were 32.08% (Badgley Balanced Fund) and 29.52% (Badgley Growth Fund).

Dedicated Badgley Funds Team.
     Behind the numbers in this report remains a dedicated team of investment professionals who manage your Funds to meet Fund investment objectives. The heart of our team is the seasoned Institutional Services Committee (ISC) of BP&B. Two of the ISC's four members (Mr. Steven Phelps and Ms. Mitzi Carletti) have advised the Funds since their inception. The members of the ISC include our adviser's Chief Investment Officer, the Chair of the ISC, and BP&B's Fixed Income Portfolio Manager. This team continues to bring experience, consistency and investment discipline to the shareholders of the Badgley Funds.

Fund Governance Matters.
     Both the U.S. Congress and the Securities and Exchange Commission have been actively examining the mutual fund industry during the last twelve months. Congress and the SEC have looked into a variety of issues, including fund fees and expenses, adequacy and independence of fund boards of directors, auditor independence, and proxy voting to name a few. One key trend identified by these ongoing efforts appears to be increased disclosure of fund information, often called "transparency," to shareholders and the public in order to promote more knowledgeable shareholder and consumer decision making, including the provision of data for shareholders to use in evaluating and comparing fund cost structures and performance. Your Badgley Funds officers support these efforts and this trend because we believe these fund governance issues do matter to our shareholders and to the health of the mutual fund industry as a whole; however, we believe close attention must be paid to balancing the actual benefits from these efforts with their attendant costs to funds and their shareholders. For more information about these matters, please visit the SEC's website, www.sec.gov, and the website for the Investment Company Institute, www.ici.org. The ICI is the national association of the U.S. mutual fund industry. Of course, we welcome hearing directly from you about these issues.
     Again, especially during these turbulent times, thank you for investing in the Badgley Funds. We welcome your comments, suggestions and questions. Please contact us toll free at 1.877.223.4539, in writing or via email.

Sincerely,

Badgley Funds, Inc.

/s/ Scott R. Vokey                                      /s/ Lisa P. Guzman

Scott R. Vokey                                          Lisa P. Guzman
President                                               Treasurer and Secretary
Badgley Funds, Inc.                                     Badgley Funds, Inc.
scottv@badgley.com                                      lisag@badgley.com



[CHART]
Badgley Balanced Fund

                                  Lehman Brothers
                   Badgley       Intermediate Gov't./
Plot Points      Balanced Fund    Credit Bond Index         S&P 500 Index
-----------------------------------------------------------------------------
 6/25/98          10,000.00          10,000.00               10,000.00
 8/31/98           9,100.08          10,203.76                8,499.72
11/30/98          10,308.57          10,448.65               10,372.21
 2/28/99          10,665.25          10,393.27               11,073.37
 5/31/99          10,865.75          10,422.37               11,680.19
 8/31/99          10,923.34          10,428.63               11,884.59
11/30/99          11,323.14          10,566.29               12,540.62
 2/29/00          11,352.58          10,580.02               12,373.83
 5/31/00          11,869.12          10,682.65               12,905.91
 8/31/00          12,676.22          11,083.25               13,826.10
11/30/00          12,385.93          11,388.04               12,012.11
 2/28/01          12,000.73          11,899.36               11,359.86
 5/31/01          12,003.13          12,026.68               11,543.89
 8/31/01          11,527.81          12,445.21               10,454.14
11/30/01          11,633.86          12,707.81               10,545.09
 2/28/02          11,580.35          12,804.39               10,280.41
 5/31/02          11,470.33          12,946.51                9,946.30
 8/31/02          10,964.49          13,410.00                8,573.71
11/30/02          11,109.22          13,584.33                8,804.34
 2/28/03          10,662.63          14,076.08                7,948.56
 5/31/03          11,317.32          14,482.88                9,144.82

THIS CHART ASSUMES AN INITIAL GROSS INVESTMENT OF $10,000 MADE ON 6/25/98 (COMMENCEMENT OF OPERATIONS). RETURNS SHOWN INCLUDE THE REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS. IN THE ABSENCE OF FEE WAIVERS AND REIMBURSEMENTS, TOTAL RETURN WOULD BE REDUCED. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. THIS CHART AND TABLE BELOW DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO THAT YOUR SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST.

LEHMAN BROTHERS INTERMEDIATE GOV'T./CREDIT BOND INDEX - An unmanaged market value-weighted index composed of all bonds that are investment grade (rated Baa or higher by Moody's or BBB or higher by S&P, if unrated by Moody's). All issues have maturities between one and ten years and outstanding par value of at least $150 million.

S&P 500 INDEX - An unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of the 500 stocks which represent all major industries.

For the period 6/25/98 through 6/30/98 the returns for the Lehman Brothers Intermediate Gov't./Credit Bond Index and S&P 500 Index were calculated by prorating the total return for June 1998.

                                Average Annual Total Return through May 31, 2003

                                                             Since Inception
                                                 One Year     June 25, 1998
                                              --------------------------------
Badgley Balanced Fund                             -1.33%          2.54%
Lehman Brothers Intermediate Gov't./
Credit Bond Index                                 11.87%          7.79%
S&P 500 Index                                     -8.06%         -1.79%


[CHART]

                    Badgley
 Plot Points      Growth Fund       S&P 500 Index
-----------------------------------------------------
 6/25/98           10,000.00            10,000.00
 8/31/98            8,059.81             8,499.72
11/30/98           10,119.89            10,372.21
 2/28/99           10,962.88            11,073.37
 5/31/99           11,464.98            11,680.19
 8/31/99           11,615.17            11,884.59
11/30/99           12,307.44            12,540.62
 2/29/00           12,429.28            12,373.83
 5/31/00           13,283.17            12,905.91
 8/31/00           14,608.83            13,826.10
11/30/00           13,594.98            12,012.11
 2/28/01           12,249.08            11,359.86
 5/31/01           12,148.64            11,543.89
 8/31/01           10,863.31            10,454.14
11/30/01           10,782.92            10,545.09
 2/28/02           10,642.74            10,280.41
 5/31/02           10,351.13             9,946.30
 8/31/02            8,955.80             8,573.71
11/30/02            9,106.26             8,804.34
 2/28/03            8,091.82             7,948.56
 5/31/03            8,884.82             9,144.82

THIS CHART ASSUMES AN INITIAL GROSS INVESTMENT OF $10,000 MADE ON 6/25/98 (COMMENCEMENT OF OPERATIONS). RETURNS SHOWN INCLUDE THE REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS. IN THE ABSENCE OF FEE WAIVERS AND REIMBURSEMENTS, TOTAL RETURN WOULD BE REDUCED. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. THIS CHART AND TABLE BELOW DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO THAT YOUR SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST.

S&P 500 INDEX - An unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of the 500 stocks which represent all major industries.

For the period 6/25/98 through 6/30/98 the returns for the S&P 500 Index were calculated by prorating the total return for June 1998.

                                Average Annual Total Return through May 31, 2003

                                                   Since Inception
                                        One Year    June 25, 1998
                                      -----------------------------
Badgley Growth Fund                     -14.16%        -2.37%
S&P 500 Index                            -8.06%        -1.79%



                               Badgley Funds, Inc.
                      STATEMENTS OF ASSETS AND LIABILITIES
                                  May 31, 2003

                                                             Balanced Fund        Growth Fund
---------------------------------------------------------------------------------------------
ASSETS:
Investments, at market value
  (cost of $26,669,568 and $15,571,740, respectively)         $ 28,998,007       $ 16,691,041
Interest receivable                                                214,403                383
Receivable for Fund shares purchased                                62,176             13,000
Dividends receivable                                                 9,885             10,857
Receivable from Adviser                                                  -              6,392
Other assets                                                        11,864             11,774
---------------------------------------------------------------------------------------------
       Total assets                                             29,296,335         16,733,447
---------------------------------------------------------------------------------------------
LIABILITIES:
Accrued expenses and other liabilities                              97,342             55,300
Payable to Adviser                                                   2,146                  -
Payable for Fund shares redeemed                                     1,000                  -
---------------------------------------------------------------------------------------------
       Total liabilities                                           100,488             55,300
---------------------------------------------------------------------------------------------

NET ASSETS                                                    $ 29,195,847       $ 16,678,147
=============================================================================================

NET ASSETS CONSIST OF:
Capital stock                                                 $ 30,639,023       $ 21,232,425
Accumulated undistributed net investment income                     69,610                  -
Accumulated net realized loss on investments                    (3,841,225)        (5,673,579)
Net unrealized appreciation on investments                       2,328,439          1,119,301
---------------------------------------------------------------------------------------------
       Total net assets                                       $ 29,195,847       $ 16,678,147
=============================================================================================
Shares outstanding
(par value of $.01, 500,000,000 shares authorized)               2,830,589          1,885,509
=============================================================================================
Net Asset Value, Redemption Price and
    Offering Price Per Share                                  $      10.31       $       8.85
=============================================================================================




                                                       See Notes to the Financial Statements.

                               Badgley Funds, Inc.
                            STATEMENTS OF OPERATIONS
                         For the Year Ended May 31, 2003

                                                              Balanced Fund         Growth Fund
-----------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividend income                                               $     136,629      $      154,956
Interest income                                                     720,682               5,541
-----------------------------------------------------------------------------------------------
       Total investment income                                      857,311             160,497
-----------------------------------------------------------------------------------------------

EXPENSES:
Investment advisory fees                                            250,469             159,305
Distribution fees                                                    69,574              39,826
Shareholder servicing and accounting fees                            51,383              47,115
Professional fees                                                    46,326              45,473
Administration fees                                                  30,517              30,230
Federal and state registration fees                                  19,760              19,317
Custody fees                                                         10,944              12,304
Reports to shareholders                                               8,287              13,616
Directors' fees and expenses                                          6,704               6,722
Amortization of organization costs                                    5,245               5,245
Other                                                                 8,542               8,185
-----------------------------------------------------------------------------------------------
Total expenses before waiver and reimbursement                      507,751             387,338
Less: Waiver of expenses and reimbursement
    from Adviser                                                   (145,963)           (148,381)
-----------------------------------------------------------------------------------------------
       Net expenses                                                 361,788             238,957
-----------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                        495,523             (78,460)
-----------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on investments                                 (1,430,992)         (2,198,598)
Change in unrealized appreciation/depreciation
    on investments                                                  584,708            (186,055)
-----------------------------------------------------------------------------------------------
       Net realized and unrealized loss on investments             (846,284)         (2,384,653)
-----------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS          $    (350,761)     $   (2,463,113)
===============================================================================================

See Notes to the Financial Statements.


                               Badgley Funds, Inc.
                       STATEMENTS OF CHANGES IN NET ASSETS
Badgley Balanced Fund

                                                               Year Ended            Year Ended
                                                             May 31, 2003          May 31, 2002
                                                       -------------------  --------------------
OPERATIONS:
Net investment income                                        $    495,523          $    556,364
Net realized loss on investments                               (1,430,992)           (1,651,928)
Change in unrealized appreciation/depreciation
    on investments                                                584,708              (232,467)
                                                       -------------------  --------------------
       Net (decrease) in net assets resulting
           from operations                                       (350,761)           (1,328,031)
                                                       -------------------  --------------------

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income                                       (522,723)             (559,147)
                                                       -------------------  --------------------
       Net distributions to shareholders                         (522,723)             (559,147)
                                                       -------------------  --------------------

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold                                       3,859,913             3,057,840
Proceeds from shares issued to holders in
    reinvestment of dividends                                     483,397               517,711
Cost of shares redeemed                                        (2,862,049)           (3,117,486)
                                                       -------------------  --------------------
       Net increase in net assets resulting from
           capital share transactions                           1,481,261               458,065
                                                       -------------------  --------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                           607,777            (1,429,113)

NET ASSETS:
Beginning of year                                              28,588,070            30,017,183
                                                       -------------------  --------------------
End of year (including undistributed net
    investment income of $69,610 and $93,401,
    respectively)                                            $ 29,195,847          $ 28,588,070
                                                       ===================  ====================




                                                          See Notes to the Financial Statements.

                               Badgley Funds, Inc.
                       STATEMENTS OF CHANGES IN NET ASSETS
Badgley Growth Fund


                                                               Year Ended            Year Ended
                                                             May 31, 2003          May 31, 2002
                                                       --------------------  -------------------
OPERATIONS:
Net investment loss                                          $    (78,460)         $   (119,641)
Net realized loss on investments                               (2,198,598)           (2,676,201)
Change in unrealized appreciation/depreciation
    on investments                                               (186,055)             (237,121)
------------------------------------------------------------------------------------------------
       Net (decrease) in net assets resulting
           from operations                                     (2,463,113)           (3,032,963)
------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold                                       5,000,481             7,472,823
Cost of shares redeemed                                        (3,399,045)           (5,684,359)
------------------------------------------------------------------------------------------------
       Net increase in net assets resulting from
           capital share transactions                           1,601,436             1,788,464
------------------------------------------------------------------------------------------------

TOTAL (DECREASE) IN NET ASSETS                                   (861,677)           (1,244,499)
NET ASSETS:
    Beginning of year                                          17,539,824            18,784,323
------------------------------------------------------------------------------------------------
    End of year                                              $ 16,678,147          $ 17,539,824
================================================================================================


See Notes to the Financial Statements.


                               Badgley Funds, Inc.
                              FINANCIAL HIGHLIGHTS
               For a Fund share outstanding throughout the period


Badgley Balanced Fund

                                                                 Year Ended May 31,                June 25, 1998(1)
                                                  -------------------------------------------------      Through
                                                        2003         2002         2001        2000  May 31, 1999
                                                  ------------ ------------ ------------ ---------- ------------
PER SHARE DATA:
Net asset value, beginning of period                   $10.65       $11.36      $11.47       $10.69       $10.00
------------------------------------------------------------------------------------------------------------------
Income from investment operations:
       Net investment income                             0.18         0.21        0.24         0.20         0.18
       Net realized and unrealized gain (loss)
         on investments                                 (0.33)       (0.71)      (0.11)        0.78         0.68
------------------------------------------------------------------------------------------------------------------
           Total from investment operations             (0.15)       (0.50)       0.13         0.98         0.86
------------------------------------------------------------------------------------------------------------------
Less:
Distributions from net investment income                (0.19)       (0.21)      (0.24)       (0.20)       (0.17)
Distributions from net realized gains                       -            -       (0.00)(2)        -            -
-----------------------------------------------------------------------------------------------------------------
           Total distributions                          (0.19)       (0.21)      (0.24)       (0.20)       (0.17)
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $10.31       $10.65      $11.36       $11.47       $10.69
=================================================================================================================
TOTAL RETURN                                            -1.33%       -4.44%       1.13%        9.23%        8.66%(3)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period                         $29,195,847  $28,588,070 $30,017,183  $24,286,086  $16,524,409
Ratio of expenses to average net assets:
       Before expense reimbursement                      1.82%        1.72%       1.80%        1.98%        3.83%(4)
       After expense reimbursement                       1.30%        1.30%       1.30%        1.30%        1.30%(4)
Ratio of net investment income (loss) to
    average net assets:
       Before expense reimbursement                      1.26%        1.48%       1.57%        1.24%       (0.80)%(4)
       After expense reimbursement                       1.78%        1.90%       2.07%        1.92%        1.73%(4)
Portfolio turnover rate                                 32.08%       35.98%      35.70%       28.78%       16.17%
=================================================================================================================

(1) Commencement of operations.
(2) Amount less than $(0.01) per share.
(3) Not annualized.
(4) Annualized.

                                                                           See Notes to the Financial Statements.

                               Badgley Funds, Inc.
                              FINANCIAL HIGHLIGHTS
               For a Fund share outstanding throughout the period


Badgley Growth Fund

                                                                 Year Ended May 31,                June 25, 1998(1)
                                                  -------------------------------------------------      Through
                                                        2003         2002         2001        2000  May 31, 1999
                                                  ------------ ------------ ------------ ---------- ------------
PER SHARE DATA:
Net asset value, beginning of period                   $10.31       $12.10      $13.23       $11.42       $10.00
------------------------------------------------------------------------------------------------------------------
Income from investment operations:
        Net investment loss                             (0.04)       (0.07)      (0.07)       (0.08)       (0.02)
        Net realized and unrealized gain
          (loss) on investments                         (1.42)       (1.72)      (1.06)        1.89         1.48
------------------------------------------------------------------------------------------------------------------
            Total from investment operations            (1.46)       (1.79)      (1.13)        1.81         1.46
------------------------------------------------------------------------------------------------------------------
Less:
Distributions from net investment income                    -            -           -        (0.00)(2)    (0.04)
------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $8.85       $10.31      $12.10       $13.23       $11.42
==================================================================================================================
         TOTAL RETURN                                  -14.16%      -14.79%      -8.54%       15.86%       14.65%(3)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period                         $16,678,147  $17,539,824 $18,784,323  $12,251,424   $6,503,740
Ratio of expenses to average net assets:
        Before expense reimbursement                     2.43%        2.23%       2.33%        2.84%        6.12%(4)
        After expense reimbursement                      1.50%        1.50%       1.50%        1.50%        1.50%(4)
Ratio of net investment loss to average net
    assets:
        Before expense reimbursement                    (1.42)%      (1.41)%     (1.57)%      (2.06)%      (5.22)%(4)
        After expense reimbursement                     (0.49)%      (0.68)%     (0.74)%      (0.72)%      (0.60)%(4)
Portfolio turnover rate                                 29.52%       39.51%      27.21%       25.88%       30.28%
==================================================================================================================

(1) Commencement of operations.
(2) Amount less than $(0.01) per share.
(3) Not annualized.
(4) Annualized.


See Notes to the Financial Statements.



                               Badgley Funds, Inc.
                             SCHEDULE OF INVESTMENTS
                                  May 31, 2003

Badgley Balanced Fund

Number of
Shares                                                                   Value
--------------------------------------------------------------------------------
          LONG-TERM INVESTMENTS - 97.7%
          COMMON STOCKS - 51.0%
          Advertising - 1.7%
 7,175    Omnicom Group Inc.                                         $ 500,887
--------------------------------------------------------------------------------
          Bank & Bank Holding Co. - 1.6%
 8,175    Fifth Third Bancorp                                          470,062
--------------------------------------------------------------------------------
          Chemical - Specialty - 2.2%
11,925    Ecolab Inc.                                                  640,969
--------------------------------------------------------------------------------
          Computers - 2.8%
 7,600    Affiliated Computer Services, Inc. - Class A*                352,184
14,900    Dell Computer Corporation*                                   466,221
--------------------------------------------------------------------------------
                                                                       818,405
--------------------------------------------------------------------------------
          Consumer Finance - 1.8%
26,862    MBNA Corporation                                             538,583
--------------------------------------------------------------------------------
          Department Stores - 1.3%
 7,025    Kohl's Corporation*                                          367,759
--------------------------------------------------------------------------------
          Diversified Conglomerates - 3.0%
15,875    General Electric Company                                     455,612
 3,350    3M Co.                                                       423,675
--------------------------------------------------------------------------------
                                                                       879,287
--------------------------------------------------------------------------------
          Drugs - 3.0%
 7,550    Johnson & Johnson                                            410,342
15,150    Pfizer Inc.                                                  469,953
--------------------------------------------------------------------------------
                                                                       880,295
--------------------------------------------------------------------------------
          Financials - Diversified - 1.7%
12,800    State Street Corporation                                     490,368
--------------------------------------------------------------------------------
          Financial Services - 2.1%
 8,275    Fannie Mae                                                   612,350
--------------------------------------------------------------------------------

                                         See Notes to the Financial Statements.

                              Badgley Funds, Inc.
                       SCHEDULE OF INVESTMENTS(CONTINUED)
                                  May 31, 2003
Number of
Shares                                                                   Value
------------------------------------------------------------------------------
          Food & Beverage - 1.8%
11,775            PepsiCo, Inc.                                        520,455
--------------------------------------------------------------------------------
          Food Wholesale Distribution - 2.0%
18,550    Sysco Corporation                                            573,937
--------------------------------------------------------------------------------
          Freight Transportation - 1.8%
 8,275    United Parcel Service, Inc.                                 $ 516,608
--------------------------------------------------------------------------------
          Industrial Gas - 1.0%
 4,750    Praxair, Inc.                                                 284,952
--------------------------------------------------------------------------------
          Insurance - Multi - 3.5%
14,725    AFLAC INCORPORATED                                            484,600
 9,550    American International Group, Inc.                            552,754
--------------------------------------------------------------------------------
                                                                      1,037,354
--------------------------------------------------------------------------------
          Medical Products - 3.3%
 5,775    Amgen Inc.*                                                   373,700
10,025    Cardinal Health, Inc.                                         578,543
--------------------------------------------------------------------------------
                                                                        952,243
--------------------------------------------------------------------------------
          Networking Equipment - 1.7%
31,300    Cisco Systems, Inc.*                                          509,564
--------------------------------------------------------------------------------
          Restaurants - 2.0%
23,850    Starbucks Corporation*                                        587,688
--------------------------------------------------------------------------------
          Retail - Discount - 4.3%
 7,450    Colgate-Palmolive Company                                     444,169
13,450    Costco Wholesale Corporation*                                 498,323
10,450    Walgreen Co.                                                  321,756
--------------------------------------------------------------------------------
                                                                      1,264,248
--------------------------------------------------------------------------------
          Semiconductors - 1.2%
16,475    Texas Instruments Incorporated                                337,737
--------------------------------------------------------------------------------

See Notes to the Financial Statements.

                              Badgley Funds, Inc.
                       SCHEDULE OF INVESTMENTS(CONTINUED)
                                  May 31, 2003
Number of
Shares                                                                    Value
-------------------------------------------------------------------------------

          Services - Data Processing - 1.3%
12,125    Paychex, Inc.                                                 370,055
--------------------------------------------------------------------------------
          Services - Diversified - 1.0%
 8,175    Cintas Corporation                                            302,639
--------------------------------------------------------------------------------
          Software - 1.8%
20,875    Microsoft Corporation                                         513,734
--------------------------------------------------------------------------------
          Surgical/Medical Instruments - 2.1%
12,700    Medtronic, Inc.                                               618,871
--------------------------------------------------------------------------------
          Telecommunications Equipment - 1.0%
 8,575    QUALCOMM Inc                                                $ 287,948
--------------------------------------------------------------------------------

          Total Common Stocks (Cost $13,777,078)                     14,876,998
--------------------------------------------------------------------------------
Principal
Amount
--------------------------------------------------------------------------------
          CORPORATE BONDS AND NOTES - 22.0%
          Chemical - Specialty - 1.6%
400,000   Ecolab Inc.
          6.875%, 2/1/11                                                473,860
--------------------------------------------------------------------------------
          Computers - 0.8%
200,000   IBM Corporation
          5.375%, 2/1/09                                                225,542
--------------------------------------------------------------------------------
          Diversified Financial Services - 5.0%
200,000   Bank of America
          4.750%, 10/15/06                                              216,387
500,000   Citigroup Inc.
          7.250%, 10/1/10                                               610,881
525,000   General Electric Capital Corporation
          7.375%, 1/19/10                                               637,471
--------------------------------------------------------------------------------
                                                                      1,464,739
--------------------------------------------------------------------------------

                                         See Notes to the Financial Statements.

                              Badgley Funds, Inc.
                       SCHEDULE OF INVESTMENTS(CONTINUED)
                                  May 31, 2003
Principal
Amount                                                                    Value
--------------------------------------------------------------------------------


          Electric - 0.5%
$140,000  Emerson Electric Co.
          7.875%, 6/1/05                                              $ 156,648
--------------------------------------------------------------------------------
          Finance - Auto Loans - 1.1%
300,000   Ford Motor Credit Company
          7.500%, 3/15/05                                               316,966
--------------------------------------------------------------------------------
          Food & Beverage - 0.4%
100,000   PepsiCo, Inc.
          5.750%, 1/15/08                                               113,796
--------------------------------------------------------------------------------
          Food Wholesale Distribution - 2.0%
500,000   Sysco Corporation
          7.000%, 5/1/06                                                569,574
--------------------------------------------------------------------------------
          Insurance - 1.9%
500,000   Washington Mutual Inc.
          5.625%, 1/15/07                                             $ 553,395
--------------------------------------------------------------------------------
          Medical - Drugs - 1.5%
400,000   Abbott Laboratories
          5.625%, 7/1/06                                                443,869
--------------------------------------------------------------------------------
          Multimedia - 0.7%
200,000   The Walt Disney Company
          7.300%, 2/8/05                                                217,655
--------------------------------------------------------------------------------
          Retail - Discount - 1.5%
400,000   Costco Wholesale Corporation
          7.125%, 6/15/05                                               440,744
--------------------------------------------------------------------------------

See Notes to the Financial Statements.

                              Badgley Funds, Inc.
                       SCHEDULE OF INVESTMENTS(CONTINUED)
                                  May 31, 2003
Principal
Amount                                                                    Value
--------------------------------------------------------------------------------
          Retail - Home Improvement - 3.0%
$350,000  The Home Depot, Inc.
          5.375%, 4/1/06                                              $ 383,004
 425,000  Target Corporation
          6.350%, 1/15/11                                               495,119
--------------------------------------------------------------------------------
                                                                        878,123
--------------------------------------------------------------------------------
          Telecommunications Services - 2.0%
500,000   SBC Communications Inc.
          6.625%, 7/15/07                                               569,116
--------------------------------------------------------------------------------
          Total Corporate Bonds and Notes (Cost $5,771,748)           6,424,027
--------------------------------------------------------------------------------
          GOVERNMENT SECURITIES - 24.7%
          U.S. Treasury Obligations - 12.5%
          U.S. Treasury Bonds - 4.7%
750,000   6.000%, 8/15/09                                               893,174
450,000   4.375%, 8/15/12                                               489,199
--------------------------------------------------------------------------------
                                                                      1,382,373
--------------------------------------------------------------------------------
          U.S. Treasury Notes - 7.8%
450,000   6.500%, 8/15/05                                               500,309
750,000   5.625%, 2/15/06                                               832,295
450,000   5.500%, 2/15/08                                               516,691
355,000   6.500%, 2/15/10                                               435,208
--------------------------------------------------------------------------------
                                                                      2,284,503
--------------------------------------------------------------------------------
          Total U.S. Treasury Obligations (Cost $3,329,183)          $3,666,876
--------------------------------------------------------------------------------

                                         See Notes to the Financial Statements.

                              Badgley Funds, Inc.
                       SCHEDULE OF INVESTMENTS(CONTINUED)
                                  May 31, 2003
Principal
Amount                                                                    Value
--------------------------------------------------------------------------------
           Government Agency - 12.2%
           Federal National Mortgage Association (FNMA) - 7.4%
 $450,000  7.125%, 2/15/05                                         $    493,778
  720,000  5.250%, 4/15/07                                              804,255
  100,000  5.250%, 1/15/09                                              113,127
  625,000  6.625%, 9/15/09                                              756,739
-------------------------------------------------------------------------------
                                                                      2,167,899
-------------------------------------------------------------------------------
          Federal Home Loan Mortgage Corporation (FHLMC) - 3.3%
 875,000  5.250%, 1/15/06                                               955,480
--------------------------------------------------------------------------------
          Freddie Mac - 1.5%***
 425,000  3.500%, 2/13/08                                               441,463
          Total Government Agency (Cost $3,326,295)                   3,564,842
--------------------------------------------------------------------------------
          Total Government Securities (Cost $6,655,478)               7,231,718
--------------------------------------------------------------------------------
          Total Long-Term Investments (Cost $26,204,304)             28,532,743
--------------------------------------------------------------------------------
          SHORT-TERM INVESTMENTS - 1.6%
          Variable Rate Demand Notes **
 465,264  U.S. Bank Demand Note, 1.070%                                 465,264
--------------------------------------------------------------------------------
          Total Short-Term Investments (Cost $465,264)                  465,264
--------------------------------------------------------------------------------
          TOTAL INVESTMENTS - 99.3%
          (Cost $26,669,568)                                         28,998,007
--------------------------------------------------------------------------------
          Other assets in excess of liabilities - 0.7%                  197,840
--------------------------------------------------------------------------------
          TOTAL NET ASSETS - 100.0%                                $ 29,195,847
================================================================================
  * -- Non-income producing security.
 ** -- Variable rate security. The rate listed is as of May 31, 2003.
*** -- Callable security.

See Notes to the Financial Statements.

                               Badgley Funds, Inc.
                             SCHEDULE OF INVESTMENTS
                                  May 31, 2003

Badgley Growth Fund

Number of
Shares                                                                    Value
--------------------------------------------------------------------------------
          LONG-TERM INVESTMENTS - 97.8%
          COMMON STOCKS - 97.8%
          Advertising - 3.2%
 7,600    Omnicom Group Inc.                                          $ 530,556
--------------------------------------------------------------------------------
          Bank & Bank Holding Co. - 3.1%
 8,875    Fifth Third Bancorp                                           510,312
--------------------------------------------------------------------------------
          Chemical - Specialty - 4.2%
13,125    Ecolab Inc.                                                   705,469
--------------------------------------------------------------------------------
          Computers - 5.4%
 8,375    Affiliated Computer Services, Inc.*                           388,098
16,275    Dell Computer Corporation*                                    509,245
--------------------------------------------------------------------------------
                                                                        897,343
--------------------------------------------------------------------------------
          Consumer Finance - 3.6%
29,562    MBNA Corporation                                              592,718
--------------------------------------------------------------------------------
          Department Stores - 2.4%
 7,675    Kohl's Corporation*                                           401,786
--------------------------------------------------------------------------------
          Diversified Conglomerates - 5.8%
17,475    General Electric Company                                      501,533
 3,700    3M Co.                                                        467,939
--------------------------------------------------------------------------------
                                                                        969,472
--------------------------------------------------------------------------------
          Drugs - 5.8%
 8,350    Johnson & Johnson                                             453,822
16,650    Pfizer Inc.                                                   516,483
--------------------------------------------------------------------------------
                                                                        970,305
--------------------------------------------------------------------------------
          Financials Diversified - 3.2%
14,050    State Street Corporation                                      538,256
--------------------------------------------------------------------------------
          Financial Services - 4.0%
 9,075    Fannie Mae                                                    671,550
--------------------------------------------------------------------------------
                                          See Notes to the Financial Statements.

                               Badgley Funds, Inc.
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                  May 31, 2003

Badgley Growth Fund

Number of
Shares                                                                     Value
--------------------------------------------------------------------------------
          Food & Beverage - 3.4%
12,975    PepsiCo, Inc.                                                 573,495
--------------------------------------------------------------------------------

          Food Wholesale Distribution - 3.8%
20,425    Sysco Corporation                                           $ 631,949
--------------------------------------------------------------------------------
          Freight Transportation - 3.4%
 9,125    United Parcel Service, Inc.                                   569,674
--------------------------------------------------------------------------------
          Industrial Gas - 1.8%
 5,125    Praxair, Inc.                                                 307,449
--------------------------------------------------------------------------------
          Insurance - Multi - 6.8%
16,200    AFLAC INCORPORATED                                            533,142
10,525    American International Group, Inc.                            609,187
--------------------------------------------------------------------------------
                                                                      1,142,329
--------------------------------------------------------------------------------
          Medical Products - 6.3%
 6,350    Amgen Inc.*                                                   410,908
11,025    Cardinal Health, Inc.                                         636,253
--------------------------------------------------------------------------------
                                                                      1,047,161
--------------------------------------------------------------------------------
          Networking Equipment - 3.4%
34,475    Cisco Systems, Inc.*                                          561,253
--------------------------------------------------------------------------------
          Restaurants - 3.9%
26,150    Starbucks Corporation*                                        644,362
--------------------------------------------------------------------------------
          Retail - Discount - 8.3%
 8,200    Colgate-Palmolive Company                                     488,884
14,825    Costco Wholesale Corporation*                                 549,266
11,150    Walgreen Co.                                                  343,308
--------------------------------------------------------------------------------
                                                                      1,381,458
--------------------------------------------------------------------------------
          Semiconductors - 2.2%
18,125    Texas Instruments Incorporated                                371,563
--------------------------------------------------------------------------------
See Notes to the Financial Statements.

                               Badgley Funds, Inc.
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                  May 31, 2003

Badgley Growth Fund

Number of
Shares                                                                     Value
--------------------------------------------------------------------------------
          Services - Data Processing - 2.4%
13,350    Paychex, Inc.                                                 407,442
--------------------------------------------------------------------------------
          Services - Diversified - 2.0%
 9,000    Cintas Corporation                                            333,180
--------------------------------------------------------------------------------
          Software - 3.4%
  23,000  Microsoft Corporation                                       $ 566,030
--------------------------------------------------------------------------------
          Surgical/Medical Instruments - 4.1%
  13,950  Medtronic, Inc.                                               679,783
--------------------------------------------------------------------------------
          Telecommunications Equipment - 1.9%
   9,250  QUALCOMM Inc                                                  310,615
--------------------------------------------------------------------------------
          Total Common Stocks (Cost $15,196,209)                     16,315,510
--------------------------------------------------------------------------------
          Total Long-Term Investments (Cost $15,196,209)             16,315,510
--------------------------------------------------------------------------------
Principal
Amount
--------------------------------------------------------------------------------
          SHORT-TERM INVESTMENTS - 2.3%
          Variable Rate Demand Notes **
$375,531  U.S. Bank Demand Note, 1.070%                                 375,531
--------------------------------------------------------------------------------
          Total Short-Term Investments (Cost $375,531)                  375,531
--------------------------------------------------------------------------------
          TOTAL INVESTMENTS - 100.1%
          (Cost $15,571,740)                                         16,691,041
--------------------------------------------------------------------------------
          Liabilities in excess of other assets - (0.1)%                (12,894)
--------------------------------------------------------------------------------
          TOTAL NET ASSETS - 100.0%                                $ 16,678,147
================================================================================
 * -- Non-income producing security.
** -- Variable rate security. The rate listed is as of May 31, 2003.

                                          See Notes to the Financial Statements.


                               Badgley Funds, Inc.
                        NOTES TO THE FINANCIAL STATEMENTS
                                  MAY 31, 2003

1.   ORGANIZATION

     Badgley Funds, Inc. (the "Corporation") was incorporated on April 28, 1998, as a Maryland Corporation and is registered as an open-end management investment company under the Investment Company Act of 1940. The Badgley Balanced Fund (the "Balanced Fund") and the Badgley Growth Fund (the "Growth Fund") (collectively referred to as the "Funds") are separate, diversified investment portfolios of the Corporation. The principal investment objective of the Balanced Fund is to seek long-term capital appreciation and income. The principal investment objective of the Growth Fund is to seek long-term capital appreciation. The Funds commenced operations on June 25, 1998.

2.   SIGNIFICANT  ACCOUNTING  POLICIES

     The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

     a) Investment Valuation - Securities listed on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"). Other securities traded on a national securities exchange (including options on indices so traded) are valued at the last sales price on the exchange where primarily traded. Exchange-traded securities for which there were no transactions and NASDAQ-traded securities for which there is no NOCP are valued at the mean of the bid and ask prices. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Directors. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates fair value. Debt securities having maturities over 60 days or for which amortized cost is not deemed to reflect fair value may be priced by independent pricing services that use prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.

     b) Federal Income Taxes - No provision for federal income taxes has been made since the Funds have complied to date with the provisions of the Internal Revenue Code applicable to regulated investment companies and intend to continue to so comply in future years and to distribute substantially all of the Funds' investment company net taxable income and net realized gains to shareholders.

     c) Income and Expenses - The Funds are charged for those expenses that are directly attributable to each portfolio, such as advisory, administration and certain shareholder service fees. Expenses that are not directly attributable to a portfolio are typically allocated among the Funds in proportion to their respective net assets, number of shareholder accounts or net sales, where applicable.

     d) Distributions to Shareholders - Dividends from net investment income of the Balanced Fund are declared and paid quarterly. Dividends from net investment income of the Growth Fund are declared and paid annually. The Funds' net realized capital gains, if any, are distributed at least annually. Permanent financial reporting and tax differences have been reclassified in the capital accounts.

     e) Organization Costs - The costs incurred in connection with the organization, initial registration and public offering of shares, aggregating $26,461 for the Balanced Fund and Growth Fund each, have been paid by the Funds. These costs are being amortized over the period of benefit, but not to exceed sixty months from the Funds' commencement of operations.

     f) Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ from those estimates.

     g) Other - Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis.

3.   CAPITAL SHARE TRANSACTIONS

     Transactions in shares of the Funds for the year ended May 31, 2003, were as follows:

                                                               Balanced Fund        Growth Fund
------------------------------------------------------------------------------------------------
     Shares sold                                                     384,736            581,042
     Shares issued to holders in reinvestment of dividends            48,794                  -
     Shares redeemed                                                (286,159)          (396,641)
------------------------------------------------------------------------------------------------
     Net increase                                                    147,371            184,401
================================================================================================

Transactions in shares of the Funds for the year ended May 31, 2002, were as follows:

                                                               Balanced Fund        Growth Fund
------------------------------------------------------------------------------------------------
     Shares sold                                                     280,566            670,725
     Shares issued to holders in reinvestment of dividends            47,846                  -
     Shares redeemed                                                (288,259)          (522,100)
------------------------------------------------------------------------------------------------
          Net increase                                                40,153            148,625
================================================================================================


4.   INVESTMENT TRANSACTIONS AND INCOME TAX INFORMATION

     The aggregate purchases and sales of investments, excluding short-term investments, by the Funds for the year ended May 31, 2003, were as follows:


                                                               Balanced Fund        Growth Fund
------------------------------------------------------------------------------------------------
     Purchases
         U.S. Government                                        $  2,995,842         $        -
         Other                                                     7,113,198          6,202,901

     Sales
         U.S. Government                                           3,333,750                  -
         Other                                                     5,364,502          4,608,443

     At May 31, 2003, gross unrealized appreciation and depreciation of investments for tax purposes were as follows:

                                                               Balanced Fund        Growth Fund
------------------------------------------------------------------------------------------------
     Appreciation                                               $  3,249,530       $  2,076,096
    (Depreciation)                                                (1,220,593)        (1,450,338)
------------------------------------------------------------------------------------------------
         Net appreciation on investments                        $  2,028,937        $   625,758
================================================================================================


     At May 31, 2003, the cost of investments for federal income tax purposes was $26,969,070 and $16,065,283 for the Balanced Fund and the Growth Fund, respectively.

     The tax cost basis of the Funds' securities differ from the book cost as a result of the deferral of losses relating to wash sale transactions.

     At May 31, 2003, the Balanced Fund and the Growth Fund had accumulated net realized capital loss carryovers of $2,888,599 and $3,987,227, respectively. The capital loss carryovers for the Balanced Fund of $61,004, $731,270 and $2,096,325 expire in 2009, 2010 and 2011, respectively. The capital loss carryovers for the Growth Fund of $1,864, $50,467, $57,182, $1,343,882 and
$2,533,832 expire in 2007, 2008, 2009, 2010 and 2011, respectively. In addition, the Balanced Fund and the Growth Fund realized, on a tax basis, post-October losses through May 31, 2003 of $653,124 and $1,192,809, respectively. These losses are not recognized for tax purposes until the first day of the following fiscal year.

     As of May 31, 2003, the components of distributable earnings on a tax basis were as follows:


                                                            Balanced Fund            Growth Fund
------------------------------------------------------------------------------------------------
     Undistributed ordinary income                               $ 69,610                $     -
     Undistributed long-term gains                                      -                      -
------------------------------------------------------------------------------------------------
         Total distributable earnings on a tax basis             $ 69,610                $     -
================================================================================================


     For the year ended May 31, 2003, the components of distributions on a tax basis were as follows:


                                                            Balanced Fund            Growth Fund
------------------------------------------------------------------------------------------------
     Ordinary income                                            $ 522,723                $     -
     Long-term gains                                                     -                     -
------------------------------------------------------------------------------------------------
         Total distributions paid                               $ 522,723                $     -
================================================================================================

     For the year ended May 31, 2002, the components of distributions on a tax basis were as follows:

                                                            Balanced Fund            Growth Fund
------------------------------------------------------------------------------------------------
     Ordinary income                                            $ 559,147                $     -
     Long-term gains                                                     -                     -
------------------------------------------------------------------------------------------------
         Total distributions paid                               $ 559,147                $     -
================================================================================================


Shareholder Notification of Federal Tax Status (Unaudited)

     The Balanced Fund designates 17.98% of dividends declared after December 31, 2002 from net investment income as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

5.   INVESTMENT ADVISORY AND OTHER AGREEMENTS

     The Corporation has an Investment Advisory Agreement (the "Agreement") with Badgley, Phelps and Bell, Inc. (the "Adviser"), with whom certain officers and Directors of the Corporation are affiliated, to furnish investment advisory services to the Funds. Under the terms of the Agreement, the Corporation, on behalf of the Funds, compensates the Adviser for its management services at the annual rate of 0.90% of the Balanced Fund's average daily net assets and 1.00% of the Growth Fund's average daily net assets. The advisory fee is accrued daily and paid monthly.

     The Adviser has agreed to waive its management fee and/or reimburse the Funds' other expenses to the extent necessary to ensure that the Balanced Fund's total operating expenses do not exceed 1.30% of its average daily net assets and that the Growth Fund's total operating expenses do not exceed 1.50% of its average daily net assets. Any such waiver or reimbursement is subject to later adjustment during the term of the Agreement to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a period are less than the expense limitation caps, provided, however, that the Adviser shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed. For the period ended May 31, 2003, the Adviser waived/reimbursed expenses of $145,963 and $148,381 for the Balanced Fund and Growth Fund, respectively. Waived/reimbursed expenses subject to potential recovery by year of expiration are as follows:

         Year of
         Expiration                Balanced Fund          Growth Fund
         -------------------------------------------------------------
         5/31/2004                      $138,359             $128,792
         5/31/2005                       123,485              127,555
         5/31/2006                       145,963              148,381

     The Corporation, on behalf of each of the Funds, has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plan"), which authorizes it to compensate Rafferty Capital Markets, LLC, an unaffiliated distributor, (the "Distributor") a distribution and shareholder servicing fee of 0.25% of each Fund's average daily net assets (computed on an annual basis) subject to a minimum of $18,000 for the Corporation, which is allocated to the Funds based on each of their assets. All or a portion of the fee may be used by the Distributor to pay costs of printing reports and prospectuses for potential investors and the costs of other distribution and shareholder servicing expenses. Currently, the Adviser has a Related Party Agreement with Rafferty Capital Markets, LLC, which allows the Adviser to be reimbursed for the cost of marketing the Funds. The Adviser incurred marketing related expenses for the Balanced Fund and the Growth Fund in the amount of $49,490 and $45,837, respectively. The Adviser was reimbursed $49,490 and $33,465 for the Balanced Fund and Growth Fund, respectively. During the period ended May 31, 2003, the Balanced Fund and Growth Fund incurred expenses of $69,574 and $39,826, respectively, pursuant to the 12b-1 Plan.

     U.S. Bank, N.A., a subsidiary of U.S. Bancorp, a publicly held bank holding company, serves as custodian for the Funds. U.S. Bancorp Fund Services, LLC, a wholly owned limited liability company of U.S. Bank, N.A., serves as transfer agent, administrator and accounting services agent for the Fund.


                         Report of Independent Auditors

To the Board of Directors and Shareholders of Badgley Growth Fund and Badgley Balanced Fund

     In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Badgley Growth Fund and Badgley Balanced Fund (constituting Badgley Funds, Inc., hereafter referred to as the "Funds") at May 31, 2003, the results of each of their operations for the year then ended, the changes in each of their net assets for the two years in the period then ended and their financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2003 by correspondence with the custodian, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP


Milwaukee, Wisconsin
July 11, 2003


                               Badgley Funds, Inc.
                             DIRECTORS AND OFFICERS
                                  May 31, 2003



                                                                               # of
                           Position    Term of Office                         Portfolios
 Name, Address*            with the    and Length of   Principal Occupation    in Fund             Other
   and Age               Corporation   Time Served    During Past Five Years   Complex      Directorships Held
----------------------------------------------------------------------------------------------------------------
                                    DISINTERESTED DIRECTORS
----------------------------------------------------------------------------------------------------------------
Graham S. Anderson**, 70  Director     Indefinite      Retired.  Formerly          2       Director, Tully's
                                       term since      Chairman and Chief                  Coffee Co.; Director,
                                       1999.           Executive Officer                   The Commerce
                                                       of Pettit-Morry Co.                 Bank.

Frank S. Bayley**, 63     Director     Indefinite      Of Counsel, formerly        2       Director and
                                       term since      Partner, Baker &                    Co-Chairman, C.D.
                                       1998.           McKenzie.                           Stimson Company;
                                                                                           Trustee, AIM Funds;
                                                                                           Director, Korean-
                                                                                           American Chamber of
                                                                                           Commerce of Northern
                                                                                           California; Trustee
                                                                                           and Treasurer, San
                                                                                           Francisco
                                                                                           Performances;
                                                                                           Trustee,
                                                                                           Seattle Art Museum.

Madelyn B. Smith**, 71    Director     Indefinite      Retired.  Formerly          2       Advisory Board
                                       term since      Financial Analyst/                  Member, Marvin and
                                       1998.           Portfolio Manager,                  Palmer Associates,
                                                       Frank Russell Co.,                  Inc.
                                                       Inc.
----------------------------------------------------------------------------------------------------------------
                                      INTERESTED DIRECTORS
----------------------------------------------------------------------------------------------------------------

J. Kevin Callaghan***, 45 Director     Indefinite      Investment Counselor,       2       Director, Badgley,
                                       term since      Badgley, Phelps and                 Phelps and Bell, Inc.
                                       1998.           Bell, Inc.

Steven C. Phelps***, 42   Director     Indefinite      Investment Counselor,       2       Director, Badgley,
                                       term since      Badgley, Phelps and                 Phelps and Bell, Inc.
                                       1998.           Bell, Inc.
----------------------------------------------------------------------------------------------------------------
                                             OFFICERS
----------------------------------------------------------------------------------------------------------------
Lisa P. Guzman, 48        Secretary    Indefinite      Administrative Manager,     2       Director, Badgley,
                             and       term since      Badgley, Phelps and                 Phelps and Bell, Inc.
                          Treasurer    1998.           Bell, Inc.

Scott R. Vokey, 48        President    Indefinite      General Counsel and          2       None.
                                       term since      Director of Private
                                       2000.           Capital Development,
                                                       Badgley, Phelps and
                                                       Bell, Inc.;
                                                       Independent
                                                       Consultant;  Associate
                                                       General Counsel, Westin
                                                       Hotels and Resorts.
 ----------------------------------------------------------------------------------------------------------------

  *  Address for all listed persons is 1420 Fifth Avenue, Seattle, WA 98101.
 ** Denotes those Directors who are not "interested persons" of the Corporation as defined under the 1940 Act.
*** Denotes those Directors who are "interested persons" of the Corporation under the 1940 Act.

     The  Fund's  Statement  of  Additional   Information   includes  additional
information about Directors and is available without charge upon request by calling 1-877-BADGLEY.



DIRECTORS                                  CUSTODIAN

Graham S. Anderson                         U.S. Bank, N.A.
Frank S. Bayley                            425 Walnut Street
J. Kevin Callaghan                         Cincinnati, Ohio 45202
Steven C. Phelps
Madelyn B. Smith
                                           ADMINISTRATOR, TRANSFER AGENT
                                           AND DIVIDEND-DISBURSING AGENT
PRINCIPAL OFFICERS
                                           U.S. Bancorp Fund Services, LLC
Scott R. Vokey, President                  Third Floor
Lisa P. Guzman, Treasurer and Secretary    615 East Michigan Street
                                           Milwaukee, Wisconsin 53202

INVESTMENT ADVISER
                                           INDEPENDENT AUDITORS
Badgley, Phelps and Bell, Inc.
1420 Fifth Avenue                          PricewaterhouseCoopers LLP
Seattle, Washington 98101                  100 East Wisconsin Avenue, Suite 1500
                                           Milwaukee, Wisconsin 53202

DISTRIBUTOR
                                           LEGAL COUNSEL
Rafferty Capital Markets, LLC
59 Hilton Avenue, Suite 101                Kirkland & Ellis LLP
Garden City, New York 11530                200 East Randolph Street
                                           Chicago, Illinois 60601


This report is not authorized unless accompanied or preceded by a prospectus for the Badgley Funds.
The Badgley Funds are distributed by Rafferty Capital Markets, LLC.


Item 2. Code of Ethics.

Not applicable to annual reports filed for periods ending before July 15, 2003.


Item 3. Audit Committee Financial Expert.

Not applicable to annual reports filed for periods ending before July 15, 2003.


Item 4. Principal Accountant Fees and Services.

Not required for annual reports filed for periods ending before December 15, 2003.


Item 5. Audit Committee of Listed Registrants

Not applicable to open-end investment companies.


Item 6. [Reserved]


Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to open-end investment companies.


Item 8. [Reserved]


Item 9. Controls and Procedures.

(a) Based on their evaluation of the Registrant's Disclosure Controls and Procedures as of a date within 90 days of the Filing Date, the Registrant's President and Treasurer/CFO have determined that the Disclosure Controls and Procedures (as defined in Rule 30a-2(c) under the Act) are designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported by the filing Date, and that information required to be disclosed in the report is communicated to the Registrant's management, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, and there were no corrective actions with regard to significant deficiencies and material weaknesses.


Item 10. Exhibits.

(a) Any code of ethics or amendment thereto. Not applicable to annual reports for periods ending before July 15, 2003.

(b) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(c) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.



SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                Badgley Funds, Inc.
                            --------------------------------------------
By                          /s/ Scott R. Vokey
                            --------------------------------------------
(Signature and Title)       Scott R. Vokey
                            President

Date                        8/11/03
                            --------------------------------------------




     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


(Registrant)                Badgley Funds, Inc.
                            --------------------------------------------
By                          /s/ Lisa Guzman
                            --------------------------------------------
(Signature and Title)       Lisa Guzman
                            Treasurer

Date                        8/11/03
                            --------------------------------------------